Putnam Sustainable Retirement 2055 Fund
The fund's portfolio
4/30/24 (Unaudited)

EQUITY INVESTMENT COMPANIES (87.9%)(a)
	Shares	Value
Putnam PanAgora ESG Emerging Markets Equity ETF(AFF)	186,343	$3,832,796
Putnam PanAgora ESG International Equity ETF(AFF)	613,648	13,693,187
Putnam Sustainable Future ETF(AFF)	775,182	17,786,396
Putnam Sustainable Leaders ETF(AFF)	1,250,769	36,840,526

Total equity investment companies (cost $61,929,448)		$72,152,905

FIXED INCOME INVESTMENT COMPANIES (11.8%)(a)
	Shares	Value
Putnam ESG Core Bond ETF(AFF)	149,847	$7,062,529
Putnam ESG High Yield ETF(AFF)	48,716	2,439,697
Putnam ESG Ultra Short ETF(AFF)	3,601	181,580

Total fixed income investment companies (cost $9,897,373)		$9,683,806

SHORT-TERM INVESTMENTS (0.8%)(a)
	Shares	Value
Putnam Government Money Market Fund Class G 5.04%(AFF)	674,015	$674,015

Total short-term investments (cost $674,015)		$674,015
TOTAL INVESTMENTS

Total investments (cost $72,500,836)		$82,510,726

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $82,055,228.
	Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
							Valuation inputs
	Investments in securities:						Level 1	Level 2	Level 3
	Equity Investment Companies						$72,152,905	$—	$—
	Fixed Income Investment Companies						9,683,806	—	—
	Short-Term Investments						674,015	—	—

	Totals by level						$82,510,726	$—	$—
	Affiliated transactions
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
	Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 04/30/24	Fair value as of 4/30/24
	Putnam PanAgora ESG Emerging Markets Equity ETF	$2,467,726	$1,437,534	$74,426	$52,497	$—	$(899)	$2,861	186,343	$3,832,796
	Putnam PanAgora ESG International Equity ETF	8,763,937	4,730,221	289,946	329,361	—	9,706	479,269	613,648	13,693,187
	Putnam Sustainable Future ETF	11,443,185	5,251,319	907,292	—	—	164,718	1,834,466	775,182	17,786,396
	Putnam Sustainable Leaders ETF	23,100,538	11,819,706	2,699,213	152,282	—	592,206	4,027,289	1,250,769	36,840,526
	Putnam ESG Core Bond ETF	4,030,302	4,764,711	1,552,516	172,141	2,279	(26,461)	(153,507)	149,847	7,062,529
	Putnam ESG High Yield ETF	1,394,467	1,119,084	60,988	101,328	—	(455)	(12,411)	48,716	2,439,697
	Putnam ESG Ultra Short ETF	1,348,912	733,921	1,900,079	45,802	—	1,293	(2,467)	3,601	181,580
	Putnam Government Money Market Fund Class G*	—	15,508,509	14,834,494	11,474	—	—	—	674,015	674,015
	Putnam Government Money Market Fund Class P*	190,570	708,457	899,027	1,467	—	—	—	—	—

	Totals	$52,739,637	$46,073,462	$23,217,981	$866,352	$2,279	$740,108	$6,175,500		$82,510,726
	* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com